As filed with the Securities and Exchange Commission on December 14, 2001

                                                             File No.333-62136



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    Form N-14



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                         Pre-Effective Amendment No.                    [ ]
                         Post-Effective Amendment No. 1                 [X]




                             The Victory Portfolios

           (Exact name of Registrant as Specified in Trust Instrument)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Address of Principal Executive Office)

                                 (800) 362-5365
                        (Area Code and Telephone Number)



                                    Copy to:


 George Stevens                          Jay G. Baris
 BISYS Fund Services Ohio, Inc.          Kramer Levin Naftalis & Frankel
 3435 Stelzer Road                       LLP
 Columbus, Ohio 43219                    919 Third Avenue
 (Name and Address of Agent for          New York, New York 10022
 Service)

                             THE VICTORY PORTFOLIOS
                                     PART C

                                OTHER INFORMATION

ITEM 15.    INDEMNIFICATION.

      The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A as filed February 23, 2001, accession number 0000922423-01-000239.

ITEM 16.    EXHIBITS.

(1)          Certificate of Trust. (1)

(2)          Bylaws, Amended and Restated as of August 28, 1998. (2)

(3)          Not applicable.

(4) Agreement and Plan of Reorganization and Termination between Registrant, on behalf of the U.S. Government Obligations Fund and Gradison Government Reserves Fund.

(5)(a) Delaware Trust Instrument dated December 6, 1995, as amended March 27, 2000.(3)

(5)(b) Schedule A to Trust Instrument dated December 6, 1995, as amended October 15, 2001.

(6)(a) Investment Advisory Agreement dated as of March 1, 1997 between Registrant and Key Asset Management Inc. (4)

(6)(b) Schedule A to Investment Advisory Agreement dated as of March 1, 1997, as amended October 15, 2001.

(7)(a) Distribution Agreement dated June 1, 1996 between Registrant and BISYS Fund Services Limited Partnership. (4)

(7)(b)       Schedule I to the Distribution Agreement, as amended October 15,
             2001.

(8)          Not applicable.

(9)(a) Amended and Restated Mutual Fund Custody Agreement dated August 1, 1996 between Registrant and Key Trust of Ohio, Inc., with Attachment B revised as of March 2, 1998. (4)

(9)(b) Schedule A to the Mutual Fund Custody Agreement, as amended October 15, 2001.


---------------
(1) Filed as an Exhibit to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

(2) Filed as an Exhibit to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A filed electronically on November 19, 1998, accession number 0000922423-98-001323.

(3) Filed as an Exhibit to Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A filed electronically on June 1, 2000, accession number 0000922423-00-000816.

(4) Filed as an Exhibit to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed electronically on July 29, 1998, accession number 0000922423-98-000725.

(9)(c) Global Custody Agreement dated October 24, 1999 between The Bank of New York and Key Trust Company of Ohio. (3)

(9)(d) Foreign Custody Manager Agreement dated February 17, 2000 between The Bank of New York and Registrant. (3)

(10)(a) Amended and Restated Rule 18f-3 Multi-Class Plan, dated as of May 23, 2001.

(10)(b)      Shareholder Servicing Plan dated June 5, 1995. (4)

(10)(c)      Schedule I to the Shareholder Servicing Plan, as amended May 23,
             2001.

(10)(d)      Form of Shareholder Servicing Agreement. (1)

(10)(e) Distribution and Service Plan dated December 11, 1998 for Class G Shares of Registrant.(5)

(10)(f) Schedule A to Distribution and Service Plan for Class G Shares, as amended May 23, 2001.

(11) Opinions and Consent of Kramer Levin Naftalis & Frankel LLP ("Kramer Levin") in connection with the reorganization of U.S. Government Obligations Funds into Gradison Government Reserves Fund.

(12) Tax Opinion of Kramer Levin in connection with the reorganization of U.S. Government Obligations Fund into Gradison Government Reserves Fund.

(13)         Not applicable.

(14)(a)      Consent of Kramer Levin Naftalis & Frankel LLP. (6)

(14)(b)      Consent of PricewaterhouseCoopers LLP. (6)

(15)         Not applicable.

(16)         Powers of Attorney of Harry Gazelle, Frankie D. Hughes, Thomas F.
             Morrissey, Eugene J. McDonald, Donald E. Weston and Leigh A. Wilson. (3)

(17)         Form of Proxy Cards. (6)

---------------
(5) Filed as an Exhibit to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A filed electronically on January 26, 1999, accession number 0000922423-99-000059.

(6) Filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed electronically on June 1, 2001, accession number
      0000922423-01-500295.

Item 17.    UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "Securities Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 14th day of December, 2001.



                                    THE VICTORY PORTFOLIOS
                                    (Registrant)


                                    By: /s/ Leigh A. Wilson
                                       ---------------------------------------
                                          Leigh A. Wilson, President and
                                          Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 14th day of December, 2001.



/s/ Roger Noall                  Chairman of the
--------------------------       Board and Trustee
Roger Noall

/s/ Leigh A. Wilson              President and
-------------------------        Trustee
Leigh A. Wilson

/s/ Joel B. Engle                Treasurer
------------------------
Joel B. Engle

/s/ Frankie D. Hughes            Trustee
------------------------
Frankie D. Hughes

/s/ Harry Gazzell                Trustee
------------------------
Harry Gazelle

/s/ Eugene J. McDonald           Trustee
------------------------
Eugene J. McDonald

/s/ Thomas F. Morrissey          Trustee
------------------------
Thomas F. Morrissey

/s/ Frank A. Weil                Trustee
------------------------
Frank A. Weil

/s/ Donald E. Weston             Trustee
------------------------
Donald E. Weston


*By: /s/ Carl Frischling
     ------------------------
      Carl Frischling
      Attorney-in-Fact

                             THE VICTORY PORTFOLIOS

                                INDEX TO EXHIBITS

Exhibit Number

EX-99.4 Agreement and Plan of Reorganization and Termination between Registrant, on behalf of the U.S. Government Obligations Fund and Gradison Government Reserves Fund.

EX-99.5(b)     Schedule A to Trust Instrument dated December 6, 1995, as
               amended October 15, 2001

EX-99.6(b)     Schedule A to Investment Advisory Agreement dated as of March
               1, 1997, as amended October 15, 2001.

EX-99.7(b)     Schedule I to the Distribution Agreement, as amended October
               15, 2001.

EX-99.9(b)     Schedule A to the Mutual Fund Custody Agreement, as amended
               October 15, 2001.

EX-99.10(a)    Amended and Restated Rule 18f-3 Multi-Class Plan, dated as of
               May 21, 2001.

EX-99.10(c)    Schedule I to the Shareholder Servicing Plan, as amended May
               23, 2001.

EX-99.10(f)    Schedule A to Distribution and Service Plan for Class G
               Shares, as amended May 23, 2001.

EX-99.11 Opinions and Consent of Kramer Levin Naftalis & Frankel LLP ("Kramer Levin") in connection with the reorganization of U.S. Government Obligations Funds into Gradison Government Reserves Fund.

EX-99.12 Tax Opinion of Kramer Levin in connection with the reorganization of U.S. Government Obligations Fund into Gradison Government Reserves Fund.